Long-term debt (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt
Long-term debt is comprised of the following:

	As of December 31,
(In $ millions)	2020	2019
Hayfin Loan Facility	195.0	195.0
Syndicated Senior Secured Credit Facilities	270.0	270.0
New Bridge Revolving Credit Facility	30.0	25.0
$350 million Convertible bonds	350.0	350.0
PPL Delivery Financing	753.3	753.3
Keppel Delivery Financing	259.2	86.4
Principal Outstanding	1,857.5	1,679.7
Back end fees due to PPL and Keppel on Delivery of vessels.	42.8	33.8
Effective Interest rate adjustments on PPL and Keppel Delivery Financing	13.4	8.4
Deferred finance charges	(7.5)	(12.1)
Carrying Value	1,906.2	1,709.8

Schedule of Maturities of Long-term Debt	The scheduled maturities at December 31, 2020 of our principal debt are as follows:

(In $ millions)	December 31, 2020
2021	—
2022	578.7
2023	935.9
2024	170.1
2025	172.8
Total	1,857.5